BORROWINGS - Long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Total	¥ 105,245		¥ 156,730
Less: long-term borrowing-current portion	(29,300)	$ (4,014)	(28,029)
Long-term borrowing	75,945	$ 10,404	128,701
Line of credit agreement with Agricultural Bank of China
BORROWINGS
Total	¥ 105,245		¥ 156,730